Leases - Right-of-use Assets (Details) $ in Thousands	9 Months Ended
Sep. 30, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	$ 2,038
Balance – End of period	1,563
Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	1,921
Balance – End of period	1,499
Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	117
Balance – End of period	64
Costs
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	5,099
Additions (Amortization)	540
Effects of foreign exchange	(23)
Balance – End of period	5,616
Costs | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	4,717
Additions (Amortization)	540
Effects of foreign exchange	(18)
Balance – End of period	5,239
Costs | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	382
Additions (Amortization)	0
Effects of foreign exchange	(5)
Balance – End of period	377
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(3,061)
Additions (Amortization)	(1,020)
Effects of foreign exchange	28
Balance – End of period	(4,053)
Accumulated amortization | Premises
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(2,796)
Additions (Amortization)	(975)
Effects of foreign exchange	31
Balance – End of period	(3,740)
Accumulated amortization | Others
Disclosure of quantitative information about right-of-use assets [line items]
Balance – Beginning of period	(265)
Additions (Amortization)	(45)
Effects of foreign exchange	(3)
Balance – End of period	$ (313)